UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22548

 NAME OF REGISTRANT:                     Wall Street EWM Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 55 East 52nd Street, 23rd
                                         Floor
                                         New York, NY 10055

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Robert P. Morse, President
                                         55 East 52nd Street, 23rd
                                         Floor
                                         New York, NY 10055

 REGISTRANT'S TELEPHONE NUMBER:          800-443-4693

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


Evercore Wealth Management Macro Opportunity Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Report contains no data for selected criteria.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wall Street EWM Funds Trust
By (Signature)       /s/ Robert P. Morse
Name                 Robert P. Morse
Title                President
Date                 08/06/2012